SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS EQUITY [Abstract]
Schedule of Warrant Assumptions
December 31, 2015

Risk-free interest rate	0.08%-1.72%
Expected volatility	50%-123%
Expected life (in years)	0.16-4.9
Expected dividend yield	0%
Fair value:
Warrants	$15-18.24

Schedule of Share Option Activity
			Weighted-
			average
		Weighted-	remaining
		average	contractual	Aggregate
	Number of	exercise	term	intrinsic
	options	price	(in years)	value

Outstanding at January 1, 2016	107,881	$60.36	7	$204
Granted	63,864	$9.93
Exercised	-	$-
Forfeited	(11,871)	$(12.63)
Outstanding at the end of the year	159,874	$43.75	6.66	$-

Vested or expected to vest	152,935	$40.89	6.64	$-

Options exercisable at the end of the year	69,779	$71.05	5.56	$-

Schedule Share Options Outstanding
The following table summarizes information about options to employees and non-employees outstanding at December 31, 2016 under the Plans:

Exercise	Options outstanding at December 31,	Weighted average remaining contractual	Weighted average exercise	Options exercisable at December 31,	Average exercise price of options
price	2016	life (years)	price	2016	exercisable

$7.92-34.32	103,304	6.06	$16.00	18,753	$27.10
$39.12-42.84	20,902	6.08	$40.95	17,420	$40.94
$43.44-56.28	5,924	5.60	$49.41	4,448	$50.78
$61.92-1,188	28,969	4.48	$74.34	28,383	$74.60
$1,476-6,336.12	775	2.64	$1,796.75	775	$1,796.75

	159,874			69,779

Schedule of RSUs Activity
The following table summarizes information relating to RSUs, as well as changes to such awards during 2016:

Number of RSUs

Outstanding at January 1, 2016	7,831
Granted	1,250
Converted	(5,716)
Forfeited	(625)

Outstanding at December 31, 2016	2,740

Schedule of Stock-Based Compensation Expense
	Year ended
	December 31,
	2016	2015

Cost of revenues	$47	$37
Research and development, net	116	100
Sales, marketing and business development	293	281
General and administrative	403	598

Total share-based compensation expenses	$859	$1,016